Note 13 - Revenue	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

13. Revenues

The table below is a summary of the Company’s gold and silver sales (in thousands, except ounces sold):

	Three Months Ended June 30,				Six Months Ended June 30,
	2020		2019		2020		2019
		Ounces		Ounces		Ounces		Ounces
	Amount	Sold	Amount	Sold	Amount	Sold	Amount	Sold
Gold sales	$7,284	4,237	$—	—	$17,612	10,797	$—	—
Silver sales	352	21,331	—	—	1,148	70,703	—	—
Total	$7,636		$—		$18,760		$—

During the second quarter of 2019, the Company began actively operating the Hycroft Mine, but no ounces of gold or silver were sold. While the Company is not obligated to sell all of its gold and silver to one customer, the vast majority of gold and silver sales during 2020 were to the same customer. During the first six months of 2020, approximately 95.1% of revenue was attributable to sales to one customer.